Offerings	May 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	3.0% Series A Convertible Preferred Stock, par value $0.0001 per share
Amount Registered | shares	266,666
Proposed Maximum Offering Price per Unit	1,244.88
Maximum Aggregate Offering Price	$ 331,967,170.08
Fee Rate	0.01531%
Amount of Registration Fee	$ 50,824
Offering Note
(1)
The 266,666 shares of 3.0% Series A Convertible Preferred Stock, or the Series A Convertible Preferred Stock, were acquired by the selling securityholders in private transactions on May 12, 2021 (the “Closing Date”). Pursuant to Rule 416 under the Securities Act, the Registrant is also registering such indeterminate number of additional shares of the Series A Convertible Preferred Stock as may be issuable as a result of a stock split, stock dividend, recapitalization, reclassification, merger, consolidation or similar event.

(2)
Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(a) under the Securities Act. There is no public market for the shares of Series A Convertible Preferred Stock being registered hereunder. The proposed maximum aggregate offering price of the Series A Convertible Preferred Stock being registered hereunder represents the most recent sale price of Series A Convertible Preferred Stock known to the Registrant at the time of this filing of $1,244.88 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value, issuable upon conversion of 3.0% Series A Convertible Preferred Stock, par value $0.0001 per share
Amount Registered | shares	9,876,494
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(3)
Each share of Series A Convertible Preferred Stock will be convertible into a number of shares of Class A common stock determined by dividing the sum of the liquidation preference of such share of Series A Convertible Preferred Stock and any accrued and unpaid dividends thereon on the conversion date by the then-applicable conversion price. Consists of up to 9,876,494 shares of Class A common stock issuable upon the conversion at the initial conversion price of approximately $27.00 per share of Class A common stock of 266,666 shares of the Series A Convertible Preferred Stock held as of the date hereof. Pursuant to Rule 416 under the Securities Act, the Registrant is also registering such indeterminate number of additional shares of Class A common stock as may be issuable as a result of a stock split, stock dividend, recapitalization, reclassification, merger, consolidation or similar event.

(4)
No separate consideration will be received for the shares of Class A common stock issuable upon conversion of the Series A Convertible Preferred Stock, and, therefore, no registration fee for those shares is required pursuant to Rule 457(i) under the Securities Act.